Shareholder Report, Holdings (Details)	Dec. 31, 2025
Invesco V.I. American Franchise Fund - Series I | AppLovin Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[1]
Invesco V.I. American Franchise Fund - Series I | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
Invesco V.I. American Franchise Fund - Series I | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
Invesco V.I. American Franchise Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.51%	[1]
Invesco V.I. American Franchise Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
Invesco V.I. American Franchise Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[1]
Invesco V.I. American Franchise Fund - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[1]
Invesco V.I. American Franchise Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%	[1]
Invesco V.I. American Franchise Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[1]
Invesco V.I. American Franchise Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
Invesco V.I. American Franchise Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. American Franchise Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Invesco V.I. American Franchise Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Invesco V.I. American Franchise Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco V.I. American Franchise Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco V.I. American Franchise Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Invesco V.I. American Franchise Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Invesco V.I. American Franchise Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Invesco V.I. American Franchise Fund - Series II | AppLovin Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[1]
Invesco V.I. American Franchise Fund - Series II | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
Invesco V.I. American Franchise Fund - Series II | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
Invesco V.I. American Franchise Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.51%	[1]
Invesco V.I. American Franchise Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
Invesco V.I. American Franchise Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[1]
Invesco V.I. American Franchise Fund - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[1]
Invesco V.I. American Franchise Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%	[1]
Invesco V.I. American Franchise Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[1]
Invesco V.I. American Franchise Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
Invesco V.I. American Franchise Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. American Franchise Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
Invesco V.I. American Franchise Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Invesco V.I. American Franchise Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco V.I. American Franchise Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco V.I. American Franchise Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Invesco V.I. American Franchise Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Invesco V.I. American Franchise Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Invesco V.I. American Value Fund - Series I | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[1]
Invesco V.I. American Value Fund - Series I | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco V.I. American Value Fund - Series I | MKS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[1]
Invesco V.I. American Value Fund - Series I | Globe Life, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[1]
Invesco V.I. American Value Fund - Series I | Huntington Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[1]
Invesco V.I. American Value Fund - Series I | Charles River Laboratories International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
Invesco V.I. American Value Fund - Series I | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco V.I. American Value Fund - Series I | NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[1]
Invesco V.I. American Value Fund - Series I | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco V.I. American Value Fund - Series I | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Invesco V.I. American Value Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Invesco V.I. American Value Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. American Value Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Invesco V.I. American Value Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco V.I. American Value Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. American Value Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Invesco V.I. American Value Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco V.I. American Value Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. American Value Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco V.I. American Value Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Invesco V.I. American Value Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. American Value Fund - Series II | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[1]
Invesco V.I. American Value Fund - Series II | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco V.I. American Value Fund - Series II | MKS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[1]
Invesco V.I. American Value Fund - Series II | Globe Life, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[1]
Invesco V.I. American Value Fund - Series II | Huntington Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[1]
Invesco V.I. American Value Fund - Series II | Charles River Laboratories International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
Invesco V.I. American Value Fund - Series II | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco V.I. American Value Fund - Series II | NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[1]
Invesco V.I. American Value Fund - Series II | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco V.I. American Value Fund - Series II | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Invesco V.I. American Value Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Invesco V.I. American Value Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. American Value Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Invesco V.I. American Value Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco V.I. American Value Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. American Value Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Invesco V.I. American Value Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco V.I. American Value Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. American Value Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco V.I. American Value Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Invesco V.I. American Value Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Balanced-Risk Allocation Fund - Series I
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
Percent of Total Long Exposure	164.45%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series I | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.86%	[2]
Percent of Total Long Exposure	56.00%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.01%	[2]
Percent of Total Long Exposure	79.25%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series I | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.13%	[2]
Percent of Total Long Exposure	29.20%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Invesco V.I. Balanced-Risk Allocation Fund - Series I | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco V.I. Balanced-Risk Allocation Fund - Series I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Balanced-Risk Allocation Fund - Series II
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
Percent of Total Long Exposure	164.45%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series II | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.86%	[2]
Percent of Total Long Exposure	56.00%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series II | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.01%	[2]
Percent of Total Long Exposure	79.25%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series II | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.13%	[2]
Percent of Total Long Exposure	29.20%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Invesco V.I. Balanced-Risk Allocation Fund - Series II | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco V.I. Balanced-Risk Allocation Fund - Series II | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Comstock Fund - Series I | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
Invesco V.I. Comstock Fund - Series I | State Street Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco V.I. Comstock Fund - Series I | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Comstock Fund - Series I | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[1]
Invesco V.I. Comstock Fund - Series I | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[1]
Invesco V.I. Comstock Fund - Series I | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco V.I. Comstock Fund - Series I | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco V.I. Comstock Fund - Series I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[1]
Invesco V.I. Comstock Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[1]
Invesco V.I. Comstock Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[1]
Invesco V.I. Comstock Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco V.I. Comstock Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Invesco V.I. Comstock Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Invesco V.I. Comstock Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Invesco V.I. Comstock Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco V.I. Comstock Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Invesco V.I. Comstock Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Comstock Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco V.I. Comstock Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Comstock Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Invesco V.I. Comstock Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Invesco V.I. Comstock Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Comstock Fund - Series II | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
Invesco V.I. Comstock Fund - Series II | State Street Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco V.I. Comstock Fund - Series II | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Comstock Fund - Series II | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[1]
Invesco V.I. Comstock Fund - Series II | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[1]
Invesco V.I. Comstock Fund - Series II | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco V.I. Comstock Fund - Series II | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco V.I. Comstock Fund - Series II | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[1]
Invesco V.I. Comstock Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[1]
Invesco V.I. Comstock Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[1]
Invesco V.I. Comstock Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco V.I. Comstock Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Invesco V.I. Comstock Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Invesco V.I. Comstock Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Invesco V.I. Comstock Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco V.I. Comstock Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Invesco V.I. Comstock Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Comstock Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco V.I. Comstock Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Comstock Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Invesco V.I. Comstock Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Invesco V.I. Comstock Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Core Equity Fund - Series I | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco V.I. Core Equity Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[1]
Invesco V.I. Core Equity Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[1]
Invesco V.I. Core Equity Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%	[1]
Invesco V.I. Core Equity Fund - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[1]
Invesco V.I. Core Equity Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
Invesco V.I. Core Equity Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[1]
Invesco V.I. Core Equity Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
Invesco V.I. Core Equity Fund - Series I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[1]
Invesco V.I. Core Equity Fund - Series I | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Core Equity Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Invesco V.I. Core Equity Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Invesco V.I. Core Equity Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Invesco V.I. Core Equity Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Invesco V.I. Core Equity Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco V.I. Core Equity Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Invesco V.I. Core Equity Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco V.I. Core Equity Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Core Equity Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. Core Equity Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Core Equity Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Core Equity Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. Core Equity Fund - Series II | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco V.I. Core Equity Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[1]
Invesco V.I. Core Equity Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[1]
Invesco V.I. Core Equity Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%	[1]
Invesco V.I. Core Equity Fund - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[1]
Invesco V.I. Core Equity Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
Invesco V.I. Core Equity Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[1]
Invesco V.I. Core Equity Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
Invesco V.I. Core Equity Fund - Series II | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[1]
Invesco V.I. Core Equity Fund - Series II | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Core Equity Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Invesco V.I. Core Equity Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Invesco V.I. Core Equity Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Invesco V.I. Core Equity Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Invesco V.I. Core Equity Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco V.I. Core Equity Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Invesco V.I. Core Equity Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco V.I. Core Equity Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Core Equity Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. Core Equity Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Core Equity Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Core Equity Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Notes, 4.00%, 11/15/2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.49%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Bonds, 4.75%, 08/15/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | Uniform Mortgage-Backed Securities, TBA, 2.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Notes, 3.63%, 12/31/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | Uniform Mortgage-Backed Securities, TBA, 2.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | Uniform Mortgage-Backed Securities, TBA, 3.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | Uniform Mortgage-Backed Securities, TBA, 5.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Notes, 3.38%, 12/31/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Notes, 3.50%, 12/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Invesco V.I. Core Plus Bond Fund - Series I | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Invesco V.I. Core Plus Bond Fund - Series I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Invesco V.I. Core Plus Bond Fund - Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Notes, 4.00%, 11/15/2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.49%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Bonds, 4.75%, 08/15/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | Uniform Mortgage-Backed Securities, TBA, 2.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Notes, 3.63%, 12/31/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | Uniform Mortgage-Backed Securities, TBA, 2.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | Uniform Mortgage-Backed Securities, TBA, 3.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | Uniform Mortgage-Backed Securities, TBA, 3.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | Uniform Mortgage-Backed Securities, TBA, 5.50%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Notes, 3.38%, 12/31/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Notes, 3.50%, 12/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Invesco V.I. Core Plus Bond Fund - Series II | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Invesco V.I. Core Plus Bond Fund - Series II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Invesco V.I. Core Plus Bond Fund - Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Invesco V.I. Discovery Large Cap Fund - Series I | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | AppLovin Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco V.I. Discovery Large Cap Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
Invesco V.I. Discovery Large Cap Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Invesco V.I. Discovery Large Cap Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco V.I. Discovery Large Cap Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco V.I. Discovery Large Cap Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco V.I. Discovery Large Cap Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Invesco V.I. Discovery Large Cap Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Discovery Large Cap Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco V.I. Discovery Large Cap Fund - Series II | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | AppLovin Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco V.I. Discovery Large Cap Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
Invesco V.I. Discovery Large Cap Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Invesco V.I. Discovery Large Cap Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco V.I. Discovery Large Cap Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco V.I. Discovery Large Cap Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco V.I. Discovery Large Cap Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Invesco V.I. Discovery Large Cap Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Discovery Large Cap Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Hilton Worldwide Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Lumentum Holdings, Inc. Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Cloudflare, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Vertiv Holdings Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Hilton Worldwide Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Lumentum Holdings, Inc. Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Cloudflare, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Vertiv Holdings Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco V.I. Diversified Dividend Fund - Series I | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Lowe's Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco V.I. Diversified Dividend Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco V.I. Diversified Dividend Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Invesco V.I. Diversified Dividend Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Invesco V.I. Diversified Dividend Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Invesco V.I. Diversified Dividend Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Invesco V.I. Diversified Dividend Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Invesco V.I. Diversified Dividend Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco V.I. Diversified Dividend Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. Diversified Dividend Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco V.I. Diversified Dividend Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Diversified Dividend Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Diversified Dividend Fund - Series II | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Lowe's Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco V.I. Diversified Dividend Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco V.I. Diversified Dividend Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Invesco V.I. Diversified Dividend Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Invesco V.I. Diversified Dividend Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Invesco V.I. Diversified Dividend Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Invesco V.I. Diversified Dividend Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Invesco V.I. Diversified Dividend Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco V.I. Diversified Dividend Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. Diversified Dividend Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco V.I. Diversified Dividend Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Diversified Dividend Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Norwegian Cruise Line Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Ball Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | lululemon athletica, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Gartner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Chipotle Mexican Grill, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Norwegian Cruise Line Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Ball Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | lululemon athletica, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Gartner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Chipotle Mexican Grill, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. Equity and Income Fund - Series I | U.S. Treasury Notes, 3.38%, 12/31/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco V.I. Equity and Income Fund - Series I | U.S. Treasury Notes, 3.50%, 12/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco V.I. Equity and Income Fund - Series I | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[1]
Invesco V.I. Equity and Income Fund - Series I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco V.I. Equity and Income Fund - Series I | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco V.I. Equity and Income Fund - Series I | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[1]
Invesco V.I. Equity and Income Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[1]
Invesco V.I. Equity and Income Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco V.I. Equity and Income Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco V.I. Equity and Income Fund - Series I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco V.I. Equity and Income Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco V.I. Equity and Income Fund - Series I | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Invesco V.I. Equity and Income Fund - Series I | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.40%
Invesco V.I. Equity and Income Fund - Series I | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco V.I. Equity and Income Fund - Series I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco V.I. Equity and Income Fund - Series II | U.S. Treasury Notes, 3.38%, 12/31/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco V.I. Equity and Income Fund - Series II | U.S. Treasury Notes, 3.50%, 12/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco V.I. Equity and Income Fund - Series II | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[1]
Invesco V.I. Equity and Income Fund - Series II | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco V.I. Equity and Income Fund - Series II | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco V.I. Equity and Income Fund - Series II | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[1]
Invesco V.I. Equity and Income Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[1]
Invesco V.I. Equity and Income Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco V.I. Equity and Income Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco V.I. Equity and Income Fund - Series II | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco V.I. Equity and Income Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco V.I. Equity and Income Fund - Series II | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Invesco V.I. Equity and Income Fund - Series II | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.40%
Invesco V.I. Equity and Income Fund - Series II | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco V.I. Equity and Income Fund - Series II | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco V.I. EQV International Equity Fund - Series I | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[1]
Invesco V.I. EQV International Equity Fund - Series I | Investor AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[1]
Invesco V.I. EQV International Equity Fund - Series I | FinecoBank Banca Fineco S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco V.I. EQV International Equity Fund - Series I | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
Invesco V.I. EQV International Equity Fund - Series I | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco V.I. EQV International Equity Fund - Series I | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco V.I. EQV International Equity Fund - Series I | PT Bank Central Asia Tbk, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[1]
Invesco V.I. EQV International Equity Fund - Series I | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[1]
Invesco V.I. EQV International Equity Fund - Series I | HDFC Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco V.I. EQV International Equity Fund - Series I | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco V.I. EQV International Equity Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. EQV International Equity Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco V.I. EQV International Equity Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Invesco V.I. EQV International Equity Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco V.I. EQV International Equity Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Invesco V.I. EQV International Equity Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Invesco V.I. EQV International Equity Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Invesco V.I. EQV International Equity Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. EQV International Equity Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Invesco V.I. EQV International Equity Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. EQV International Equity Fund - Series II | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[1]
Invesco V.I. EQV International Equity Fund - Series II | Investor AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[1]
Invesco V.I. EQV International Equity Fund - Series II | FinecoBank Banca Fineco S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco V.I. EQV International Equity Fund - Series II | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
Invesco V.I. EQV International Equity Fund - Series II | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco V.I. EQV International Equity Fund - Series II | Trip.com Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco V.I. EQV International Equity Fund - Series II | PT Bank Central Asia Tbk, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[1]
Invesco V.I. EQV International Equity Fund - Series II | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[1]
Invesco V.I. EQV International Equity Fund - Series II | HDFC Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco V.I. EQV International Equity Fund - Series II | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco V.I. EQV International Equity Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. EQV International Equity Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco V.I. EQV International Equity Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Invesco V.I. EQV International Equity Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco V.I. EQV International Equity Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Invesco V.I. EQV International Equity Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Invesco V.I. EQV International Equity Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Invesco V.I. EQV International Equity Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. EQV International Equity Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Invesco V.I. EQV International Equity Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. Global Core Equity Fund - Series I | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[1]
Invesco V.I. Global Core Equity Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[1]
Invesco V.I. Global Core Equity Fund - Series I | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Global Core Equity Fund - Series I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco V.I. Global Core Equity Fund - Series I | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco V.I. Global Core Equity Fund - Series I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco V.I. Global Core Equity Fund - Series I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco V.I. Global Core Equity Fund - Series I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.90%
Invesco V.I. Global Core Equity Fund - Series I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco V.I. Global Core Equity Fund - Series I | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco V.I. Global Core Equity Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco V.I. Global Core Equity Fund - Series II | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[1]
Invesco V.I. Global Core Equity Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[1]
Invesco V.I. Global Core Equity Fund - Series II | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Global Core Equity Fund - Series II | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco V.I. Global Core Equity Fund - Series II | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco V.I. Global Core Equity Fund - Series II | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco V.I. Global Core Equity Fund - Series II | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco V.I. Global Core Equity Fund - Series II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	67.90%
Invesco V.I. Global Core Equity Fund - Series II | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco V.I. Global Core Equity Fund - Series II | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco V.I. Global Core Equity Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco V.I. Global Fund - Series I | S&P Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
Invesco V.I. Global Fund - Series I | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[1]
Invesco V.I. Global Fund - Series I | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[1]
Invesco V.I. Global Fund - Series I | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[1]
Invesco V.I. Global Fund - Series I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[1]
Invesco V.I. Global Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[1]
Invesco V.I. Global Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%	[1]
Invesco V.I. Global Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
Invesco V.I. Global Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[1]
Invesco V.I. Global Fund - Series I | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[1]
Invesco V.I. Global Fund - Series I | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco V.I. Global Fund - Series I | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Invesco V.I. Global Fund - Series I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Global Fund - Series I | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Global Fund - Series I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Global Fund - Series I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Invesco V.I. Global Fund - Series I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.50%
Invesco V.I. Global Fund - Series I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Global Fund - Series I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Global Fund - Series I | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Invesco V.I. Global Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco V.I. Global Fund - Series II | S&P Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[1]
Invesco V.I. Global Fund - Series II | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[1]
Invesco V.I. Global Fund - Series II | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[1]
Invesco V.I. Global Fund - Series II | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[1]
Invesco V.I. Global Fund - Series II | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[1]
Invesco V.I. Global Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[1]
Invesco V.I. Global Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%	[1]
Invesco V.I. Global Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
Invesco V.I. Global Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[1]
Invesco V.I. Global Fund - Series II | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[1]
Invesco V.I. Global Fund - Series II | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Invesco V.I. Global Fund - Series II | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco V.I. Global Fund - Series II | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Global Fund - Series II | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Global Fund - Series II | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Global Fund - Series II | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Invesco V.I. Global Fund - Series II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.50%
Invesco V.I. Global Fund - Series II | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Global Fund - Series II | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Global Fund - Series II | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Invesco V.I. Global Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco V.I. Global Real Estate Fund - Series I | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
Invesco V.I. Global Real Estate Fund - Series I | First Industrial Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Mitsui Fudosan Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Iron Mountain, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%	[1]
Invesco V.I. Global Real Estate Fund - Series I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Invesco V.I. Global Real Estate Fund - Series I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Global Real Estate Fund - Series I | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. Global Real Estate Fund - Series I | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco V.I. Global Real Estate Fund - Series I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Global Real Estate Fund - Series I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Global Real Estate Fund - Series I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Invesco V.I. Global Real Estate Fund - Series I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. Global Real Estate Fund - Series I | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Invesco V.I. Global Real Estate Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. Global Real Estate Fund - Series II | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
Invesco V.I. Global Real Estate Fund - Series II | First Industrial Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Mitsui Fudosan Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Iron Mountain, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%	[1]
Invesco V.I. Global Real Estate Fund - Series II | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Invesco V.I. Global Real Estate Fund - Series II | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Global Real Estate Fund - Series II | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. Global Real Estate Fund - Series II | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco V.I. Global Real Estate Fund - Series II | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Global Real Estate Fund - Series II | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Global Real Estate Fund - Series II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Invesco V.I. Global Real Estate Fund - Series II | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. Global Real Estate Fund - Series II | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Invesco V.I. Global Real Estate Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. Global Strategic Income Fund - Series I | Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Treasury Bonds, 5.50%, 08/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Mexican Bonos, Series M, 8.50%, 02/28/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Treasury Bills, 3.63%, 05/14/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Treasury Bills, 4.11%, 05/14/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Mexican Udibonos, Series S, 4.00%, 08/30/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Mortgage Funding PLC, Series 2008-1, Class B2, 7.10%, 03/13/2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Invesco V.I. Global Strategic Income Fund - Series I | Non-U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Invesco V.I. Global Strategic Income Fund - Series I | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco V.I. Global Strategic Income Fund - Series I | Open Over-The-Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco V.I. Global Strategic Income Fund - Series I | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. Global Strategic Income Fund - Series I | Open Over-The-Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco V.I. Global Strategic Income Fund - Series I | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Invesco V.I. Global Strategic Income Fund - Series I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Invesco V.I. Global Strategic Income Fund - Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco V.I. Global Strategic Income Fund - Series II | Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | U.S. Treasury Bonds, 5.50%, 08/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | Mexican Bonos, Series M, 8.50%, 02/28/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | U.S. Treasury Bills, 3.63%, 05/14/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | U.S. Treasury Bills, 4.11%, 05/14/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | Mexican Udibonos, Series S, 4.00%, 08/30/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | Mortgage Funding PLC, Series 2008-1, Class B2, 7.10%, 03/13/2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Invesco V.I. Global Strategic Income Fund - Series II | Non-U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Invesco V.I. Global Strategic Income Fund - Series II | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco V.I. Global Strategic Income Fund - Series II | Open Over-The-Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco V.I. Global Strategic Income Fund - Series II | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. Global Strategic Income Fund - Series II | Open Over-The-Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco V.I. Global Strategic Income Fund - Series II | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco V.I. Global Strategic Income Fund - Series II | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco V.I. Global Strategic Income Fund - Series II | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Invesco V.I. Global Strategic Income Fund - Series II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Invesco V.I. Global Strategic Income Fund - Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco V.I. Government Money Market Fund - Series I | 1-7 days [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%	[4]
Invesco V.I. Government Money Market Fund - Series I | 8-30 days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[4]
Invesco V.I. Government Money Market Fund - Series I | 31-60 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[4]
Invesco V.I. Government Money Market Fund - Series I | 61-90 days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[4]
Invesco V.I. Government Money Market Fund - Series I | 91-180 days [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[4]
Invesco V.I. Government Money Market Fund - Series I | 181+ days [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[4]
Invesco V.I. Government Money Market Fund - Series II | 1-7 days [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%	[4]
Invesco V.I. Government Money Market Fund - Series II | 8-30 days [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[4]
Invesco V.I. Government Money Market Fund - Series II | 31-60 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[4]
Invesco V.I. Government Money Market Fund - Series II | 61-90 days [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[4]
Invesco V.I. Government Money Market Fund - Series II | 91-180 days [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[4]
Invesco V.I. Government Money Market Fund - Series II | 181+ days [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[4]
Invesco V.I. Government Securities Fund - Series I
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco V.I. Government Securities Fund - Series I | Government National Mortgage Association, TBA, 5.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[1]
Invesco V.I. Government Securities Fund - Series I | Government National Mortgage Association, TBA, 2.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[1]
Invesco V.I. Government Securities Fund - Series I | U.S. Treasury Notes, 3.63%, 08/31/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[1]
Invesco V.I. Government Securities Fund - Series I | U.S. Treasury Notes, 3.38%, 09/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[1]
Invesco V.I. Government Securities Fund - Series I | U.S. Treasury Notes, 3.63%, 08/31/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[1]
Invesco V.I. Government Securities Fund - Series I | Standard Chartered Bank, 4.03%, 07/24/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco V.I. Government Securities Fund - Series I | Royal Bank of Canada, 4.03%, 07/09/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco V.I. Government Securities Fund - Series I | Mizuho Bank Ltd., 4.06%, 02/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco V.I. Government Securities Fund - Series I | BNP Paribas S.A., 4.03%, 02/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco V.I. Government Securities Fund - Series I | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.80%
Invesco V.I. Government Securities Fund - Series I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
Invesco V.I. Government Securities Fund - Series I | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
Invesco V.I. Government Securities Fund - Series I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Invesco V.I. Government Securities Fund - Series I | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Invesco V.I. Government Securities Fund - Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Invesco V.I. Government Securities Fund - Series II | Government National Mortgage Association, TBA, 5.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[1]
Invesco V.I. Government Securities Fund - Series II | Government National Mortgage Association, TBA, 2.00%, 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[1]
Invesco V.I. Government Securities Fund - Series II | U.S. Treasury Notes, 3.63%, 08/31/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[1]
Invesco V.I. Government Securities Fund - Series II | U.S. Treasury Notes, 3.38%, 09/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[1]
Invesco V.I. Government Securities Fund - Series II | U.S. Treasury Notes, 3.63%, 08/31/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[1]
Invesco V.I. Government Securities Fund - Series II | Standard Chartered Bank, 4.03%, 07/24/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco V.I. Government Securities Fund - Series II | Royal Bank of Canada, 4.03%, 07/09/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco V.I. Government Securities Fund - Series II | UBS AG, 4.24%, 05/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco V.I. Government Securities Fund - Series II | Mizuho Bank Ltd., 4.06%, 02/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco V.I. Government Securities Fund - Series II | BNP Paribas S.A., 4.03%, 02/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco V.I. Government Securities Fund - Series II | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.80%
Invesco V.I. Government Securities Fund - Series II | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
Invesco V.I. Government Securities Fund - Series II | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
Invesco V.I. Government Securities Fund - Series II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Invesco V.I. Government Securities Fund - Series II | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Invesco V.I. Government Securities Fund - Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Invesco V.I. Growth and Income Fund - Series I | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[1]
Invesco V.I. Growth and Income Fund - Series I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[1]
Invesco V.I. Growth and Income Fund - Series I | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[1]
Invesco V.I. Growth and Income Fund - Series I | Walt Disney Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco V.I. Growth and Income Fund - Series I | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco V.I. Growth and Income Fund - Series I | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco V.I. Growth and Income Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco V.I. Growth and Income Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
Invesco V.I. Growth and Income Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[1]
Invesco V.I. Growth and Income Fund - Series I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[1]
Invesco V.I. Growth and Income Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Invesco V.I. Growth and Income Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Invesco V.I. Growth and Income Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Invesco V.I. Growth and Income Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Invesco V.I. Growth and Income Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Growth and Income Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Invesco V.I. Growth and Income Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Invesco V.I. Growth and Income Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco V.I. Growth and Income Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Growth and Income Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Invesco V.I. Growth and Income Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco V.I. Growth and Income Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Growth and Income Fund - Series II | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[1]
Invesco V.I. Growth and Income Fund - Series II | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[1]
Invesco V.I. Growth and Income Fund - Series II | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[1]
Invesco V.I. Growth and Income Fund - Series II | Walt Disney Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco V.I. Growth and Income Fund - Series II | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco V.I. Growth and Income Fund - Series II | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
Invesco V.I. Growth and Income Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco V.I. Growth and Income Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
Invesco V.I. Growth and Income Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[1]
Invesco V.I. Growth and Income Fund - Series II | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[1]
Invesco V.I. Growth and Income Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Invesco V.I. Growth and Income Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Invesco V.I. Growth and Income Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Invesco V.I. Growth and Income Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Invesco V.I. Growth and Income Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Growth and Income Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Invesco V.I. Growth and Income Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Invesco V.I. Growth and Income Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco V.I. Growth and Income Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Growth and Income Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Invesco V.I. Growth and Income Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco V.I. Growth and Income Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Health Care Fund - Series I | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[1]
Invesco V.I. Health Care Fund - Series I | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%	[1]
Invesco V.I. Health Care Fund - Series I | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[1]
Invesco V.I. Health Care Fund - Series I | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[1]
Invesco V.I. Health Care Fund - Series I | argenx SE, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[1]
Invesco V.I. Health Care Fund - Series I | Gilead Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
Invesco V.I. Health Care Fund - Series I | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
Invesco V.I. Health Care Fund - Series I | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco V.I. Health Care Fund - Series I | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[1]
Invesco V.I. Health Care Fund - Series I | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%	[1]
Invesco V.I. Health Care Fund - Series I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	84.00%
Invesco V.I. Health Care Fund - Series I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Health Care Fund - Series I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. Health Care Fund - Series I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. Health Care Fund - Series I | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Health Care Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Health Care Fund - Series II | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[1]
Invesco V.I. Health Care Fund - Series II | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%	[1]
Invesco V.I. Health Care Fund - Series II | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[1]
Invesco V.I. Health Care Fund - Series II | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[1]
Invesco V.I. Health Care Fund - Series II | argenx SE, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[1]
Invesco V.I. Health Care Fund - Series II | Gilead Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
Invesco V.I. Health Care Fund - Series II | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
Invesco V.I. Health Care Fund - Series II | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco V.I. Health Care Fund - Series II | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[1]
Invesco V.I. Health Care Fund - Series II | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%	[1]
Invesco V.I. Health Care Fund - Series II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	84.00%
Invesco V.I. Health Care Fund - Series II | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Health Care Fund - Series II | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. Health Care Fund - Series II | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. Health Care Fund - Series II | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Health Care Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. High Yield Fund - Series I | Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[1]
Invesco V.I. High Yield Fund - Series I | Versant Media Group, Inc., 7.25%, 01/30/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[1]
Invesco V.I. High Yield Fund - Series I | Cushman & Wakefield US Borrower LLC, Term Loan, 6.47%, 01/31/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
Invesco V.I. High Yield Fund - Series I | Diversified Healthcare Trust , 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco V.I. High Yield Fund - Series I | Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.83%, 08/23/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[1]
Invesco V.I. High Yield Fund - Series I | New Gold, Inc., 6.88%, 04/01/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
Invesco V.I. High Yield Fund - Series I | Vistra Operations Co. LLC, 6.88%, 04/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
Invesco V.I. High Yield Fund - Series I | TransDigm, Inc., Term Loan L, 6.22%, 01/19/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
Invesco V.I. High Yield Fund - Series I | EZCORP, Inc., 7.38%, 04/01/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[1]
Invesco V.I. High Yield Fund - Series I | Altice France S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[1]
Invesco V.I. High Yield Fund - Series I | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%	[5]
Invesco V.I. High Yield Fund - Series I | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[5]
Invesco V.I. High Yield Fund - Series I | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.18%	[5]
Invesco V.I. High Yield Fund - Series I | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.69%	[5]
Invesco V.I. High Yield Fund - Series I | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%	[5]
Invesco V.I. High Yield Fund - Series I | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[5]
Invesco V.I. High Yield Fund - Series I | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[5]
Invesco V.I. High Yield Fund - Series II | Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[1]
Invesco V.I. High Yield Fund - Series II | Versant Media Group, Inc., 7.25%, 01/30/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[1]
Invesco V.I. High Yield Fund - Series II | Cushman & Wakefield US Borrower LLC, Term Loan, 6.47%, 01/31/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
Invesco V.I. High Yield Fund - Series II | Diversified Healthcare Trust , 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco V.I. High Yield Fund - Series II | Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.83%, 08/23/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[1]
Invesco V.I. High Yield Fund - Series II | New Gold, Inc., 6.88%, 04/01/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
Invesco V.I. High Yield Fund - Series II | Vistra Operations Co. LLC, 6.88%, 04/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
Invesco V.I. High Yield Fund - Series II | TransDigm, Inc., Term Loan L, 6.22%, 01/19/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
Invesco V.I. High Yield Fund - Series II | EZCORP, Inc., 7.38%, 04/01/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[1]
Invesco V.I. High Yield Fund - Series II | Altice France S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[1]
Invesco V.I. High Yield Fund - Series II | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%	[5]
Invesco V.I. High Yield Fund - Series II | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[5]
Invesco V.I. High Yield Fund - Series II | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.18%	[5]
Invesco V.I. High Yield Fund - Series II | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.69%	[5]
Invesco V.I. High Yield Fund - Series II | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%	[5]
Invesco V.I. High Yield Fund - Series II | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[5]
Invesco V.I. High Yield Fund - Series II | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%	[5]
Invesco V.I. International Growth Fund - Series I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%	[1]
Invesco V.I. International Growth Fund - Series I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[1]
Invesco V.I. International Growth Fund - Series I | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[1]
Invesco V.I. International Growth Fund - Series I | ResMed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[1]
Invesco V.I. International Growth Fund - Series I | Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[1]
Invesco V.I. International Growth Fund - Series I | Alibaba Group Holding Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
Invesco V.I. International Growth Fund - Series I | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[1]
Invesco V.I. International Growth Fund - Series I | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco V.I. International Growth Fund - Series I | Sartorius Stedim Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[1]
Invesco V.I. International Growth Fund - Series I | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[1]
Invesco V.I. International Growth Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. International Growth Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco V.I. International Growth Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Invesco V.I. International Growth Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Invesco V.I. International Growth Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Invesco V.I. International Growth Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Invesco V.I. International Growth Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Invesco V.I. International Growth Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco V.I. International Growth Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. International Growth Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco V.I. International Growth Fund-Series II | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%	[1]
Invesco V.I. International Growth Fund-Series II | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[1]
Invesco V.I. International Growth Fund-Series II | EPAM Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[1]
Invesco V.I. International Growth Fund-Series II | ResMed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[1]
Invesco V.I. International Growth Fund-Series II | Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[1]
Invesco V.I. International Growth Fund-Series II | Alibaba Group Holding Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
Invesco V.I. International Growth Fund-Series II | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[1]
Invesco V.I. International Growth Fund-Series II | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco V.I. International Growth Fund-Series II | Sartorius Stedim Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[1]
Invesco V.I. International Growth Fund-Series II | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[1]
Invesco V.I. International Growth Fund-Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. International Growth Fund-Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco V.I. International Growth Fund-Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Invesco V.I. International Growth Fund-Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Invesco V.I. International Growth Fund-Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Invesco V.I. International Growth Fund-Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Invesco V.I. International Growth Fund-Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Invesco V.I. International Growth Fund-Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco V.I. International Growth Fund-Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. International Growth Fund-Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco V.I. Main Street Fund® - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%	[1]
Invesco V.I. Main Street Fund® - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%	[1]
Invesco V.I. Main Street Fund® - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%	[1]
Invesco V.I. Main Street Fund® - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%	[1]
Invesco V.I. Main Street Fund® - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[1]
Invesco V.I. Main Street Fund® - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[1]
Invesco V.I. Main Street Fund® - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[1]
Invesco V.I. Main Street Fund® - Series I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[1]
Invesco V.I. Main Street Fund® - Series I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco V.I. Main Street Fund® - Series I | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
Invesco V.I. Main Street Fund® - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Invesco V.I. Main Street Fund® - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Invesco V.I. Main Street Fund® - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco V.I. Main Street Fund® - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Invesco V.I. Main Street Fund® - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Invesco V.I. Main Street Fund® - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Main Street Fund® - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Invesco V.I. Main Street Fund® - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. Main Street Fund® - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Main Street Fund® - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Main Street Fund® - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Main Street Fund® - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco V.I. Main Street Fund® - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%	[1]
Invesco V.I. Main Street Fund® - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%	[1]
Invesco V.I. Main Street Fund® - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%	[1]
Invesco V.I. Main Street Fund® - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%	[1]
Invesco V.I. Main Street Fund® - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[1]
Invesco V.I. Main Street Fund® - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[1]
Invesco V.I. Main Street Fund® - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[1]
Invesco V.I. Main Street Fund® - Series II | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[1]
Invesco V.I. Main Street Fund® - Series II | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco V.I. Main Street Fund® - Series II | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
Invesco V.I. Main Street Fund® - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Invesco V.I. Main Street Fund® - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Invesco V.I. Main Street Fund® - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco V.I. Main Street Fund® - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Invesco V.I. Main Street Fund® - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Invesco V.I. Main Street Fund® - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Main Street Fund® - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Invesco V.I. Main Street Fund® - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. Main Street Fund® - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Main Street Fund® - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Main Street Fund® - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Main Street Fund® - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Invesco V.I. Main Street Mid Cap Fund® - Series I | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series I | First Industrial Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series I | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series I | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series I | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series I | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series I | Sysco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series I | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series I | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series I | MongoDB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Invesco V.I. Main Street Mid Cap Fund® - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Main Street Mid Cap Fund® - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco V.I. Main Street Mid Cap Fund® - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco V.I. Main Street Mid Cap Fund® - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Invesco V.I. Main Street Mid Cap Fund® - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Invesco V.I. Main Street Mid Cap Fund® - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Main Street Mid Cap Fund® - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco V.I. Main Street Mid Cap Fund® - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco V.I. Main Street Mid Cap Fund® - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. Main Street Mid Cap Fund® - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Invesco V.I. Main Street Mid Cap Fund® - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | First Industrial Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | Sysco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | MongoDB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Invesco V.I. Main Street Small Cap Fund® - Series I | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | BridgeBio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Helmerich & Payne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Main Street Small Cap Fund® - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Invesco V.I. Main Street Small Cap Fund® - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Invesco V.I. Main Street Small Cap Fund® - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco V.I. Main Street Small Cap Fund® - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco V.I. Main Street Small Cap Fund® - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco V.I. Main Street Small Cap Fund® - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco V.I. Main Street Small Cap Fund® - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco V.I. Main Street Small Cap Fund® - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco V.I. Main Street Small Cap Fund® - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Main Street Small Cap Fund® - Series II | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | BridgeBio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Helmerich & Payne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Main Street Small Cap Fund® - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Invesco V.I. Main Street Small Cap Fund® - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Invesco V.I. Main Street Small Cap Fund® - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco V.I. Main Street Small Cap Fund® - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco V.I. Main Street Small Cap Fund® - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco V.I. Main Street Small Cap Fund® - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco V.I. Main Street Small Cap Fund® - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco V.I. Main Street Small Cap Fund® - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco V.I. Main Street Small Cap Fund® - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco® V.I. S&P 500 Buffer Fund - December - Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Invesco® V.I. S&P 500 Buffer Fund - December - Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
Invesco® V.I. S&P 500 Buffer Fund - December - Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
Invesco® V.I. S&P 500 Buffer Fund - December - Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Invesco® V.I. S&P 500 Buffer Fund – June - Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Invesco® V.I. S&P 500 Buffer Fund – June - Series I | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
Invesco® V.I. S&P 500 Buffer Fund – June - Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Invesco® V.I. S&P 500 Buffer Fund – June - Series II | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
Invesco® V.I. S&P 500 Buffer Fund - March - Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
Invesco® V.I. S&P 500 Buffer Fund - March - Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Invesco® V.I. S&P 500 Buffer Fund - March - Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
Invesco® V.I. S&P 500 Buffer Fund - March - Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Invesco® V.I. S&P 500 Buffer Fund - September - Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Invesco® V.I. S&P 500 Buffer Fund - September - Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.10%
Invesco® V.I. S&P 500 Buffer Fund - September - Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Invesco® V.I. S&P 500 Buffer Fund - September - Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.10%
Invesco V.I. Small Cap Equity Fund - Series I | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Stifel Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco V.I. Small Cap Equity Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Invesco V.I. Small Cap Equity Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Invesco V.I. Small Cap Equity Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Invesco V.I. Small Cap Equity Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco V.I. Small Cap Equity Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Invesco V.I. Small Cap Equity Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Small Cap Equity Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Small Cap Equity Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. Small Cap Equity Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Small Cap Equity Fund - Series II | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Stifel Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco V.I. Small Cap Equity Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Invesco V.I. Small Cap Equity Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Invesco V.I. Small Cap Equity Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Invesco V.I. Small Cap Equity Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco V.I. Small Cap Equity Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Invesco V.I. Small Cap Equity Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Small Cap Equity Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Small Cap Equity Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. Small Cap Equity Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Technology Fund - Series I | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[1]
Invesco V.I. Technology Fund - Series I | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco V.I. Technology Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%	[1]
Invesco V.I. Technology Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[1]
Invesco V.I. Technology Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
Invesco V.I. Technology Fund - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[1]
Invesco V.I. Technology Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[1]
Invesco V.I. Technology Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[1]
Invesco V.I. Technology Fund - Series I | MongoDB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[1]
Invesco V.I. Technology Fund - Series I | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[1]
Invesco V.I. Technology Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Technology Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.90%
Invesco V.I. Technology Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Invesco V.I. Technology Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco V.I. Technology Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Invesco V.I. Technology Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Technology Fund - Series II | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[1]
Invesco V.I. Technology Fund - Series II | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco V.I. Technology Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%	[1]
Invesco V.I. Technology Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[1]
Invesco V.I. Technology Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
Invesco V.I. Technology Fund - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[1]
Invesco V.I. Technology Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[1]
Invesco V.I. Technology Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[1]
Invesco V.I. Technology Fund - Series II | MongoDB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[1]
Invesco V.I. Technology Fund - Series II | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[1]
Invesco V.I. Technology Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Technology Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.90%
Invesco V.I. Technology Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Invesco V.I. Technology Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco V.I. Technology Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Invesco V.I. Technology Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. U.S. Government Money Portfolio - Series I | 1-7 days [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series I | 8-30 days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series I | 31-60 days [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series I | 61-90 days [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series I | 91-180 days [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series I | 181+ days [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 1-7 days [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 8-30 days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 31-60 days [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 61-90 days [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 91-180 days [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 181+ days [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[4]

[1]	Excluding money market fund holdings, if any.
[2]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[3]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[4]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[5]	Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.